Significant accounting judgements and estimates (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Jul. 18, 2025
Disclosure of subsidiaries [line items]
Value of warrants issued	$ 9,910,000
Percentage increase or decrease in share price volatility assumption	0.10
Percentage increase or decrease in value of liability	0.10
BHP | Kabanga Nickel Limited
Disclosure of subsidiaries [line items]
Percentage of interest		17.00%
Discount rate	21.50%